Document And Entity Information	12 Months Ended
Aug. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Meta Data Limited
Document Type	20-F
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001722380
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38430
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2161 North Zhongshan Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200333
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	2161 North Zhongshan Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200333
Entity Address, Country	CN
Contact Personnel Name	Chee Jiong Ng
City Area Code	+86-21-
Local Phone Number	2250-5999
Contact Personnel Email Address	cj@onesmart.org
American Depositary Shares [Member]
Document Information Line Items
Trading Symbol	AIU
Title of 12(b) Security	American depositary shares, each American depositary share representing 1,000 Class A ordinary shares Class A ordinary shares
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,321,229,545
Title of 12(b) Security	Class A ordinary shares, par value US$0.000001 per share
No Trading Symbol Flag	true
Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,611,659,561
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,290,430,016